SCHEDULE OF FAIR VALUE ON RECURRING BASIC ASSETS AND LIABILITIES (Details) - Notable Labs Inc [Member] - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
SAFE notes	$ 9,077
Preferred stock warrant liability	231	$ 5,113
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
SAFE notes
Preferred stock warrant liability
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
SAFE notes
Preferred stock warrant liability
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
SAFE notes	9,077
Preferred stock warrant liability	$ 231	$ 5,113